Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banks	$ 4,511,078	$ 5,484,981
Short-term investments	1,799,597	2,459,438
Cash	1,069	1,466
Cash and cash equivalents	$ 6,311,744	$ 7,945,885	$ 8,410,467	$ 6,550,450